Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2015	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			$ 233,594	$ 233,594
Amortization expense			15,200	14,000	$ 14,900
Depreciation and amortization			12,000	13,100	14,900
Amortization of intangible assets, 2019			13,900
Amortization of intangible assets, 2020			13,300
Amortization of intangible assets, 2021			13,100
Amortization of intangible assets, 2022			12,900
Amortization of intangible assets, 2023			12,700
Amortization of intangible assets, thereafter			11,900
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			22,500	22,500
Time-charter
Finite-Lived Intangible Assets [Line Items]
Amortization expense			3,200	900	$ 0
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			193,194	193,194
Ship-to-Ship Transfer Business (SPT) | Teekay Tankers
Finite-Lived Intangible Assets [Line Items]
Decrease in intangible assets		$ 8,400
Ship-to-Ship Transfer Business (SPT) | Teekay Tankers | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 30,900
Amortization period	10 years
Amortization expense			$ 2,900	$ 3,200